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                         VAN KAMPEN SERIES FUND, INC.,
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN EMERGING MARKETS FUND
                     VAN KAMPEN EUROPEAN VALUE EQUITY FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND

               SUPPLEMENT DATED NOVEMBER 21, 2003 TO EACH OF THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                      PROSPECTUSES DATED OCTOBER 31, 2003

    The Prospectuses are hereby supplemented as follows:

    The first sentence in the second paragraph in the section entitled "REDEMPTION OF SHARES" is hereby deleted and replaced with the following:

    Effective on or about January 1, 2004, the Fund will assess a 2% redemption fee on the proceeds of Class A Shares of the Fund that are redeemed (either by sale or exchange) within 60 days of purchase.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    MS SPT 11/03
                                                                     65011SPT-01